Note 12 - Subsequent Events (Details) (USD $)	1 Months Ended			12 Months Ended
	Mar. 31, 2014	Jan. 31, 2013	Jul. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2010
Note 12 - Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							3.50%
Proceeds from Issuance of Private Placement	$ 3,503,314	$ 9,829,014	$ 5,516,495	$ 9,829,014	$ 5,516,495
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		1.20	1.10	1.33	0.95	0.43
Payments for Commissions		1,104,202
The 2014 Notes Offering [Member] | Subsequent Event [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1,087,500
Issued to Placement Agents and Subagents [Member] | Subsequent Event [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	69,750
Payments for Commissions	139,500
Issued to Placement Agents and Subagents [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	72,750
Payments for Commissions	145,500
Investment from Non-employee Directors [Member] | Subsequent Event [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Private Placement	1,100,000
Investment from Non-employee Directors [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Private Placement	1,100,000	402,000	269,980
Subsequent Event [Member] | Boston Scientific Notes [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Notes Payable Cancelled, Principal Amount	4,338,601
Subsequent Event [Member] | The 2014 Notes Offering [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares)	0.3
Proceeds from Secured Notes Payable	3,625,000
Proceeds from Issuance of Private Placement	3,625,000
Debt Issuance Cost	80,000
Debt Instrument, Term	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.75
Subsequent Event [Member] | Transferred Intellectual Property [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Sale of Intangible Assets, Sale Price	4,338,601
Subsequent Event [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Private Placement	$ 3,400,000